Warrants (Tables)	9 Months Ended
Sep. 30, 2012
Changes in Fair Value of Series C Preferred Stock Warrants

The changes in the fair value of the Series C preferred stock warrants through the date of the conversion into warrants to purchase common stock are summarized below:

	Nine Months Ended September 30,
	2011	2012
	(in thousands)

Beginning fair value	$120	$384
Change in fair value recorded through the statement of operations	213	189

Ending fair value	$333	$573